Issuance of Shares - Schedule of Issuance of Shares (Details)	6 Months Ended
	Jun. 30, 2026 MYR (RM) shares	Jun. 30, 2026 USD ($) shares	Dec. 31, 2025 MYR (RM) shares	Dec. 31, 2025 USD ($) shares
Schedule of Issuance of Shares [Line Items]
Balance	RM 102,011,998		RM 42,905,349	$ 10,506,231
Balance (in Shares)	10,800,000	10,800,000
Issuance of ordinary shares | RM	RM 13,389,952		57,294,460
Balance	RM 120,339,450	$ 29,467,518	RM 102,011,998
Balance (in Shares)	10,800,000	10,800,000	10,800,000	10,800,000
Class A Ordinary Shares [Member]
Schedule of Issuance of Shares [Line Items]
Balance | RM	RM 78,266,826
Balance (in Shares)	17,650,000	17,650,000
Issuance of ordinary shares | RM	RM 13,389,952
Issuance of ordinary shares (in Shares)	3,100,000	3,100,000
Balance | RM	RM 91,656,778		RM 78,266,826
Balance (in Shares)	20,750,000	20,750,000	17,650,000	17,650,000
Class B Ordinary Shares [Member]
Schedule of Issuance of Shares [Line Items]
Balance | RM	RM 212,538
Balance (in Shares)	2,000,000	2,000,000
Issuance of ordinary shares | RM
Issuance of ordinary shares (in Shares)
Balance | RM	RM 212,538		RM 212,538
Balance (in Shares)	2,000,000	2,000,000	2,000,000	2,000,000